Leases	9 Months Ended
Mar. 31, 2023
Leases
Leases

Note 14: Leases

The Company leases office and warehouse, computer equipment and vehicles. Certain operating leases may contain one or more options to renew. The renewal terms can extend the lease term from one to 13 years. The exercise of lease renewal options is at the Company’s sole discretion. Renewal option periods are included in the measurement of the Right of Use (ROU) asset and lease liability when the exercise is reasonably certain to occur.

The depreciable lives of assets and leasehold improvements are limited by the expected lease term, unless there is a transfer of title or purchase option reasonably certain of exercise.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. Payments due under the lease contracts include fixed payments plus, may include variable payments. The Company’s office space leases require it to make variable payments for the Company’s proportionate share of the building’s property taxes, insurance, and common area maintenance. These variable lease payments are not included in lease payments used to determine the lease liability and are recognized as variable costs when incurred. Fixed payments may contain predetermined fixed rent escalations.

Operating leases are included in the following asset and liability accounts on the Company’s Balance Sheet: Operating Lease Right-of-Use Assets, Current Portion of Operating Lease Obligations, and Noncurrent Operating Lease Obligations. ROU assets and liabilities arising from finance leases are included in the following asset and liability accounts on the Company’s Consolidated Balance Sheet: Property & Equipment - Net, Current Portion of Finance Lease Obligation, and Noncurrent Finance Lease Obligations.

Components of lease expense were as follows for the three and nine months ended March 31, 2023, and 2022:

	Three Months	Three Months	Nine Months	Nine Months
	Ended	Ended	Ended	Ended
	March 31,	March 31,	March 31,	March 31,
	2023	2022	2023	2022
Lease Cost
Finance Lease Cost:
Amortization of Right of Use Assets	51	122	153	597
Interest on lease liabilities	3	5	9	23
Operating Lease Cost	949	1,133	3,137	3,399
Short - Term Lease Cost	14	—	36	—
Total Lease Cost	1,017	1,260	3,335	4,019

Other Information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	3	6	10	26
Operating cash flows from operating leases	1,043	1,218	3,387	3,614
Financing cash flows from finance leases	53	190	158	968

Right of use assets obtained in exchange for new finance lease liabilities	10,457	—	10,457	—
Right of use assets obtained in exchange for new operating lease liabilities	—	—	—	—
Net Right of use asset remeasurement	—	—	(9)	(1,190)

Weighted average remaining lease term - finance leases (in Years)	10.4	2.1	10.4	2.1
Weighted average remaining lease term - operating leases (in Years)	1.7	2.6	1.7	2.6
Weighted average discount rate - finance leases	3.7	3.7	3.7	3.7
Weighted average discount rate - operating leases	4.1	4.1	4.1	4.1

Maturities of operating and finance lease liabilities as of March 31, 2023 are as follows:

($ in thousands)	Operating Leases	Finance Leases
2023	2,770	585
2024	4,033	2,449
2025	1,415	2,635
2026	130	2,748
2027	—	1,176
Total Lease Payments	8,562	9,807
Less Imputed Interest	(214)	(1,494)
Total	8,348	8,313